Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [line items]
Payable after notice	[1],[2]	$ 196,798
Payable on a fixed date	[1],[3]	478,508
Total	[1]	966,279	$ 943,849
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	180,349
Payable on a fixed date	[3]	327,855
Total		692,600	686,817
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4,563
Payable on a fixed date	[3]	49,400
Total		101,495	90,442
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	367
Payable on a fixed date	[3]	33,679
Total		34,046	27,091
Mexico [member]
Disclosure Of Deposits [line items]
Payable on a fixed date	[3]	17,859
Total		39,091	36,751
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	1,908
Payable on a fixed date	[3]	6,843
Total		19,917	17,710
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	142
Payable on a fixed date	[3]	16,336
Total		23,135	23,232
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	548
Payable on a fixed date	[3]	6,168
Total		10,408	8,102
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	8,921
Payable on a fixed date	[3]	20,368
Total		45,587	53,704
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	124,057
Payable on a fixed date	[3]	128,680
Total		301,718	298,821
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	68,673
Payable on a fixed date	[3]	328,723
Total		627,667	600,114
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	4,068
Payable on a fixed date	[3]	21,105
Total		36,894	$ 44,914
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[4]	246,020
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	160,504
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	47,431
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	13,893
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	11,159
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	1,310
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	3,140
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	8,583
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	38,089
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	197,177
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	10,754
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[4]	44,953
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	23,892
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	101
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	7,339
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	7
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	5,347
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	552
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	7,715
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	10,892
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	33,094
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	$ 967

[1]	Deposits denominated in U.S. dollars amount to $297,065 (2024 – $295,316), deposits denominated in Chilean pesos amount to $20,053 (2024 – $19,271), deposits denominated in Mexican pesos amount to $35,941 (2024 – $34,416) and deposits denominated in other foreign currencies amount to $117,530 (2024 – $109,683).
[2]	Deposits payable after notice include deposits for which the Bank may require notice of withdrawal, generally savings accounts.
[3]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[4]	Deposits payable on demand include deposits for which the Bank may not have the right to notice of withdrawal, generally chequing accounts.